Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options	The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)		2022		2021
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	2,061	25.70	2,982	24.65
Exercised	(755)	21.84	(913)	22.30
Forfeited	(4)	40.41	(8)	23.70
Balance, end of year	1,302	27.89	2,061	25.70
Options exercisable, end of year	1,273	27.60	1,705	24.27

Summary of Information about Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2022:

(in thousands of options and in dollars)	Options outstanding			Options
				exercisable
Exercise prices	Number of options	Weighted average remaining contractual life (in years	)	Number of options
18.83	128	0.6		128
26.82	164	1.1		164
23.70	325	2.1		325
30.71	607	3.2		607
40.41	78	4.6		49
	1,302	2.5		1,273

Schedule of Deferred Share Unit Plan for Board Members	The following table provides the number of DSUs related to this plan:

(in units)	2022	2021
Balance, beginning of year	306,554	373,926
Paid	-	(71,709)
Dividends paid in units	3,574	4,337
Balance, end of year	310,128	306,554

Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options	The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)		2022		2021
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Balance, beginning of year	272	54.27	299	31.54
Granted	74	96.04	125	80.29
Reinvested	3	60.68	4	37.90
Settled	(49)	93.80	(153)	30.70
Settled on sale of business	(15)	44.19	-	-
Forfeited	(13)	71.13	(3)	53.12
Balance, end of year	272	58.33	272	54.27

Summary of Information about Options Outstanding and Exercisable
The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2022:

(in thousands of RSUs and in dollars)	RSUs outstanding
Grant date fair value	Number of RSUs	Remaining contractual life (in years)
32.41	131	0.1
83.28	11	0.3
70.59	71	1.1
98.27	59	2.1
	272	0.8

Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options
The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)		2022		2021
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	226	52.25	147	32.41
Granted	63	100.43	78	89.64
Reinvested	3	62.94	3	45.64
Settled	(6)	47.77	-	-
Added due to performance conditions	22	50.87	-	-
Settled on sale of business	(28)	46.85	-	-
Forfeited	(19)	75.59	(2)	41.65
Balance, end of year	261	62.87	226	52.25

Summary of Information about Options Outstanding and Exercisable
The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2022:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
32.41	132	0.1
89.64	70	1.1
100.43	59	2.1

	261	0.8